Short-Term Loans and Current Maturities (Tables)	12 Months Ended
Dec. 31, 2015
Short-Term Loans and Current Maturities/Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of short-term bank loans and current maturities
		Weighted interest rate as of December 31, 2015	December 31,
Short term loans	Loan currency	%	2015	2014

	NIS		$-	$2,096
	USD		-	2,201

			-	4,297
Current maturities	NIS	5.44%	400	570

			$400	$4,867